Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
*	RTX Corporation	Common stock	**	$22,628,626
*	State Street Global Advisors Trust Company State Street Short Term Investment Fund	Short-term Investment Fund	**	277,679
	Vanguard Target Retirement 2020 Fund	Mutual Fund	**	1,027,430
	Vanguard Target Retirement 2025 Fund	Mutual Fund	**	3,974,173
	Vanguard Target Retirement 2030 Fund	Mutual Fund	**	8,011,558
	Vanguard Target Retirement 2035 Fund	Mutual Fund	**	8,234,200
	Vanguard Target Retirement 2040 Fund	Mutual Fund	**	16,781,046
	Vanguard Target Retirement 2045 Fund	Mutual Fund	**	21,264,741
	Vanguard Target Retirement 2050 Fund	Mutual Fund	**	20,872,734
	Vanguard Target Retirement 2055 Fund	Mutual Fund	**	19,782,048
	Vanguard Target Retirement 2060 Fund	Mutual Fund	**	6,079,747
	Vanguard Target Retirement 2065 Fund	Mutual Fund	**	2,274,643
	Vanguard Target Retirement 2070 Fund	Mutual Fund	**	491,468
	Vanguard Target Retirement Income Fund	Mutual Fund	**	1,228,894
	Vanguard Total Stock Market Index Fund	Mutual Fund	**	15,173,806
	Vanguard Total International Stock Index Fund	Mutual Fund	**	3,043,447
	Vanguard Total Bond Market Index Fund	Mutual Fund	**	1,820,571
	Vanguard Treasury Money Market Fund	Mutual Fund	**	10,596,189
*	Plan Participants	Notes receivable from participants secured by participant balances, interest ranging from 4.25% to 9.5%, terms ranging from 1 year to 5 years	—	7,253,087
				$170,816,087

*	Indicates an identified person known to be a party-in-interest to the Plan.
**	Cost has been omitted as investment is participant directed.